INVESTMENT PROPERTIES - Schedule of Investment Properties Measured at Fair Value (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value measurement of assets [line items]
Investment properties	$ 84,309	$ 56,870	$ 54,172
Core office | United States
Disclosure of fair value measurement of assets [line items]
Investment properties	15,237	14,827
Core office | United Kingdom
Disclosure of fair value measurement of assets [line items]
Investment properties	4,245	4,597
Core office | Australia
Disclosure of fair value measurement of assets [line items]
Investment properties	2,391	2,480
Core office | Europe
Disclosure of fair value measurement of assets [line items]
Investment properties	1,331	1,040
Core office | Brazil
Disclosure of fair value measurement of assets [line items]
Investment properties	329	327
Core Retail [Member]
Disclosure of fair value measurement of assets [line items]
Investment properties	17,607	0
Opportunistic office
Disclosure of fair value measurement of assets [line items]
Investment properties	8,438	6,275
Opportunistic retail
Disclosure of fair value measurement of assets [line items]
Investment properties	3,414	3,412
Industrial
Disclosure of fair value measurement of assets [line items]
Investment properties	183	1,942
Mixed-use [Member]
Disclosure of fair value measurement of assets [line items]
Investment properties	12,086	2,315
Multifamily
Disclosure of fair value measurement of assets [line items]
Investment properties	4,151	3,925
Triple net lease
Disclosure of fair value measurement of assets [line items]
Investment properties	5,067	4,804
Self-storage
Disclosure of fair value measurement of assets [line items]
Investment properties	931	1,854
Student housing
Disclosure of fair value measurement of assets [line items]
Investment properties	2,417	1,353
Manufactured housing
Disclosure of fair value measurement of assets [line items]
Investment properties	2,369	2,206
Other investment properties
Disclosure of fair value measurement of assets [line items]
Investment properties	$ 4,113	$ 5,513